ACCOUNTS PAYABLE AND OTHER - Narrative (Details) - Healthscope Limited $ in Billions	12 Months Ended
Dec. 31, 2019 USD ($) property
Disclosure of detailed information about business combination [line items]
Proceeds from sale and leaseback transaction | $	$ 1.7
Number of properties in sale and leaseback transaction | property	22